Income Taxes - Expiration of tax loss carryforwards (Details) - MXN ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Taxes
Tax loss carryforwards for which deferred taxes were recognized	$ 24,187,339
Benefit from tax loss carryforwards derived from the disposal in 2014 of its investment in GSF	4,145,649	$ 4,668,717
Tax loss carryforwards derived from disposal of GSF for which deferred taxes were recognized	13,818,831
12 Months
Income Taxes
Tax loss carryforwards for which deferred taxes were recognized	79,295
2023
Income Taxes
Tax loss carryforwards for which deferred taxes were recognized	9,883
2024
Income Taxes
Tax loss carryforwards for which deferred taxes were recognized	325,535
2025
Income Taxes
Tax loss carryforwards for which deferred taxes were recognized	8,817,805
2026
Income Taxes
Tax loss carryforwards for which deferred taxes were recognized	7,076,201
Thereafter
Income Taxes
Tax loss carryforwards for which deferred taxes were recognized	7,878,620
Expires between 2021 and 2028
Income Taxes
Unused tax loss carryforwards for which no deferred taxes were recognized	8,318,914
Expires between 2021 and 2037
Income Taxes
Tax loss carryforwards of subsidiaries in South America, the United States, and Europe	2,934,613
Certain Mexican subsidiaries
Income Taxes
Utilized tax loss carryforwards	2,618,821	$ 6,160,740	$ 6,457,550
Benefit from tax loss carryforwards derived from the disposal in 2014 of its investment in GSF	$ 13,818,831